ORGANIZATION AND PRINCIPAL ACTIVITIES - Schedule of information related to Entity's subsidiary, VIEs And VIE's subsidiaries (Details)	12 Months Ended
Dec. 31, 2019
Qianxiang Tiancheng [Member]
Investment Holdings
Later of date of incorporation or acquisition	Oct. 28, 2002
Place of incorporation	PRC
Principal activities	Internet business
Qianxiang Wangjing [Member]
Investment Holdings
Later of date of incorporation or acquisition	Nov. 11, 2008
Place of incorporation	PRC
Principal activities	Internet business
Shanghai Changda [Member]
Investment Holdings
Later of date of incorporation or acquisition	Oct. 25, 2010
Place of incorporation	PRC
Principal activities	Automobile business
Qianxiang Shiji Technology Development (Beijing) Co., Ltd. ("Qianxiang Shiji")
Investment Holdings
Later of date of incorporation or acquisition	Mar. 21, 2005
Place of incorporation	PRC
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Investment holding
Shanghai Renren Automobile Technology Co., Ltd
Investment Holdings
Later of date of incorporation or acquisition	Aug. 18, 2017
Place of incorporation	PRC
Percentage of legal ownership by Renren Inc	69.00%
Principal activities	Investment holding
Beijing Kirin Wings Technology Development Co., Ltd. [Member]
Investment Holdings
Later of date of incorporation or acquisition	Jan. 16, 2013
Place of incorporation	PRC
Principal activities	Internet business
Chime Technologies, Inc [Member]
Investment Holdings
Later of date of incorporation or acquisition	Sep. 07, 2012
Place of incorporation	USA
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	SaaS business
Trucker Path
Investment Holdings
Later of date of incorporation or acquisition	Dec. 28, 2017
Place of incorporation	USA
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	Internet business
Shanghai Jieying Automobile Sales Co., Ltd [Member]
Investment Holdings
Later of date of incorporation or acquisition	Feb. 27, 2017
Place of incorporation	PRC
Principal activities	Automobile business
Jieying Baolufeng Automobile Sales Shenyang Co Ltd [Member]
Investment Holdings
Later of date of incorporation or acquisition	Jun. 14, 2017
Place of incorporation	PRC
Principal activities	Automobile business
Chongqing Jieying Shangyue Automobile Sales Co Ltd [Member]
Investment Holdings
Later of date of incorporation or acquisition	Jul. 03, 2017
Place of incorporation	PRC
Principal activities	Automobile business
Jiangsu Jieying Ruineng Automobile Sales Co Ltd [Member]
Investment Holdings
Later of date of incorporation or acquisition	May 16, 2017
Place of incorporation	PRC
Principal activities	Automobile business
Dalian Yiche Jieying Automobile Sales Co Ltd [Member]
Investment Holdings
Later of date of incorporation or acquisition	Jun. 27, 2017
Place of incorporation	PRC
Principal activities	Automobile business
Henan Jieying Hengxin Automobile Sales Co Ltd [Member]
Investment Holdings
Later of date of incorporation or acquisition	Jun. 29, 2017
Place of incorporation	PRC
Principal activities	Automobile business
Shandong Jieying Huaqi Automobile Service Co Ltd [Member]
Investment Holdings
Later of date of incorporation or acquisition	Jul. 20, 2017
Place of incorporation	PRC
Principal activities	Automobile business
Neimenggu Jieying Kaihang Automobile Sales Co Ltd [Member]
Investment Holdings
Later of date of incorporation or acquisition	Jul. 14, 2017
Place of incorporation	PRC
Principal activities	Automobile business
Hangzhou Jieying Yifeng Automobile Sales Co Ltd [Member]
Investment Holdings
Later of date of incorporation or acquisition	Aug. 01, 2017
Place of incorporation	PRC
Principal activities	Automobile business
Jilin Jieying Taocheguan Automobile Sales Co Ltd [Member]
Investment Holdings
Later of date of incorporation or acquisition	Oct. 31, 2017
Place of incorporation	PRC
Principal activities	Automobile business
Suzhou Jieying Chemaishi Automobile Sales Co Ltd [Member]
Investment Holdings
Later of date of incorporation or acquisition	Oct. 27, 2017
Place of incorporation	PRC
Principal activities	Automobile business
Cangzhou Jieying Bole Automobile Sales Co Ltd [Member]
Investment Holdings
Later of date of incorporation or acquisition	Aug. 10, 2017
Place of incorporation	PRC
Principal activities	Automobile business
Shanghai Jieying Diyi Automobile Sales Co Ltd [Member]
Investment Holdings
Later of date of incorporation or acquisition	Oct. 19, 2017
Place of incorporation	PRC
Principal activities	Automobile business
Ningxia Jieying Xianzhi Automobile Sales Co Ltd [Member]
Investment Holdings
Later of date of incorporation or acquisition	Jul. 26, 2017
Place of incorporation	PRC
Principal activities	Automobile business
Wuhan Jieying Chimei Automobile Sales Co Ltd [Member]
Investment Holdings
Later of date of incorporation or acquisition	Nov. 20, 2017
Place of incorporation	PRC
Principal activities	Automobile business
Lucrativ Inc [Member]
Investment Holdings
Later of date of incorporation or acquisition	Jan. 22, 2018
Place of incorporation	USA
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	SaaS business
Lofty US, Inc [Member]
Investment Holdings
Later of date of incorporation or acquisition	Jan. 22, 2019
Place of incorporation	USA
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	SaaS business
Renren Giantly Philippines Inc [Member]
Investment Holdings
Later of date of incorporation or acquisition	Mar. 01, 2018
Place of incorporation	Philippines
Percentage of legal ownership by Renren Inc	100.00%
Principal activities	SaaS business
Shanxi Jieying Weilan Automobile Salesand Service Co Ltd [Member]
Investment Holdings
Later of date of incorporation or acquisition	Mar. 13, 2018
Place of incorporation	PRC
Principal activities	Automobile business